FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 547,789,769	R$ 371,883,348
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	104,436,644	53,549,658
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	324,982,243	228,464,602
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	63,317,857	57,839,535
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	12,676,571	8,119,026
No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 42,376,454	R$ 23,910,527